STOCK BENEFIT PLANS (Schedule of ESOP Shares) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Allocated shares	130,951	240,936
Unallocated shares	209,020	127,535
Total ESOP shares	339,971	368,471
Fair value of ESOP shares	$ 5,473,397	$ 4,104,767